SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest on debt	$158,033	$139,015	$100,174
Income taxes	20,122	(73,711)	5,900
Noncash investing and financing activities:
Change in unallocated stock in ESOP	—	—	474
Stock-based compensation	12,517	9,562	3,567
Decrease in collateral for securities lending transactions	(96,653)	(10,630)	(9,755)